Investments - Variable Interest Entities (Details) $ in Millions	Dec. 31, 2020 USD ($)
Investments, Debt and Equity Securities [Abstract]
Maximum loss exposure in recorded carrying value	$ 20.9
Unfunded commitments	$ 0.1